Significant commitments and contingencies	12 Months Ended
Dec. 31, 2019
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Significant commitments and contingencies
29.	Significant commitments and contingencies
Operating leases commitments
Prior to 2019
ChipMOS Taiwan entered into several operating lease contracts for land. These renewable operating leases will expire by 2032 and 2034.
ChipMOS USA entered into several operating lease contracts for office space. These renewable operating leases will expire by 2019 and 2020.
Future minimum lease obligation payable under those leases are as follows:

December 31, 2018
NT$000
Within 1 year	68,631
1 to 5 years	140,137
Over 5 years	111,446

320,214

Capital commitments
Capital expenditures that are contracted for, but not provided for are as follows:

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Property, plant and equipment	2,508,797	1,640,712

Other commitments
A letter of guarantee was issued by the Bank of Taiwan to the Customs Administration of the Ministry of Finance for making payment of customs-duty deposits when importing. As of December 31, 2018 and 2019, the amounts of NT$97,500 thousand and NT$100,800 thousand, respectively, were guaranteed by Bank of Taiwan.